Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Assets and Liabilities of Business Held for Sale

The following table summarizes our discontinued assets and liabilities at December 31, 2013 and 2012.

	At December 31,
(Dollars in millions)	2013	2012
Assets:
Cash and equivalents	$5	$33
Other assets	98	202

Assets of discontinued operations	$103	$235

Liabilities:
Liabilities of discontinued operations	$94	$168

Summary of Discontinued Operations

The following table summarizes our discontinued operations.

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Operations:
Income (loss) from discontinued operations before income tax expense (benefit)	$126	$(3)	$55
Income tax expense (benefit)	20	(1)	20

Income (loss) from discontinued operations, net of tax expense (benefit)	$106	$(2)	$35